Credit Risk - Summary of Probability Weightings Applied to Scenarios for CIB Portfolio (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Base case
Disclosure of probability weightings of scenarios [line items]
Probability %	45.00%	40.00%
Corporate & Investment Banking | Upside Scenario
Disclosure of probability weightings of scenarios [line items]
Probability %		30.00%
Corporate & Investment Banking | Base case
Disclosure of probability weightings of scenarios [line items]
Probability %		40.00%
Corporate & Investment Banking | Downside Scenario
Disclosure of probability weightings of scenarios [line items]
Probability %		30.00%